LICENSE (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Net book value	$ 240,498	$ 405,080
Amortiziation		(164,582)
Additions	0	2,227,188
Cost [member]
Statement [Line Items]
Additions	710,911	710,911	$ 710,911
Accumulated amortization [member]
Statement [Line Items]
Amortiziation	$ (470,413)	(164,582)	$ (141,249)
Accumulated amortization beginning balance		$ (305,831)